Stock-Based Compensation (Details Textual) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended							201 Months Ended	210 Months Ended
	Nov. 01, 2012	Apr. 30, 2013	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 1999	Jul. 31, 2012	Apr. 30, 2013
Common stock issued as employee compensation			$ 0	$ 68,483	$ 130,544	$ 100,999	$ 101,002					$ 4,011,938	$ 4,011,938
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		14,883	14,883		47,360							47,360	14,883
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	11 months 9 days	5 months 12 days	4 years 4 months 10 days		1 year 2 months 4 days
Issuance of stock options in exchange for services rendered					692,010	787,226	107,744	11,000	171,360	157,387	92,500
Stock price at period end date		$ 0.026	$ 0.026		$ 0.093							$ 0.093	$ 0.026
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						5 years	6 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate						101.00%	104.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments						0	0
Risk-Free Interest Rate						101.30%	0.14%
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number		27,067,667	27,067,667		10,979,634	7,340,182	7,465,638	5,067,138				10,979,634	27,067,667
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			4 years 4 months 10 days		4 years 1 month 27 days
Stock Option [Member]
Share-based Compensation					602,384	936,465	1,765,381
Common Stock [Member]
Share-based Compensation					$ 130,544	$ 100,999	$ 104,738
Options Held [Member]
Stock price at period end date						$ 0.282
Warrant [Member]
Stock price at period end date					$ 0.093	$ 0.13	$ 0.4					$ 0.093
Stock Option Plan 2000 [Member]
Common Stock, Capital Shares Reserved for Future Issuance					2,000,000							2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					2,000,000							2,000,000
Stock Option Plan 2001 [Member]
Common Stock, Capital Shares Reserved for Future Issuance		4,555,222	4,555,222		12,000,000							12,000,000	4,555,222
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					4,124,444							4,124,444
Stock Option Plan 2006 [Member]
Common Stock, Capital Shares Reserved for Future Issuance		19,389,704	19,389,704		30,000,000			10,000,000				30,000,000	19,389,704
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					8,521,489							8,521,489